Cover	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2026
Entity File Number	001-34755
Entity Registrant Name	Limoneira Company
Entity Central Index Key	0001342423
Entity Tax Identification Number	77-0260692
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1141 Cummings Road
Entity Address, City or Town	Santa Paula
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93060
City Area Code	805
Local Phone Number	525-5541
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LMNR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false